Fair value of financial instruments - Disclosure of analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	£ 256,111	£ 302,976
Derivative financial instruments	249,880	289,206
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	17,773
Ending balance, financial assets	16,195	17,773
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(7,461)
Ending balance, financial liabilities	(6,233)	(7,461)
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	10,312	5,925
Purchases, fair value measurement, assets (liabilities) net	6,960	16,583
Sales, fair value measurement, assets (liabilities) net	(6,369)	(10,842)
Issues, fair value measurement, assets (liabilities) net	(403)	(98)
Settlements, fair value measurement, assets (liabilities) net	(1,606)	(1,242)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	(2)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	1,581	394
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(404)	211
Ending balance, Assets (liabilities) net	9,962	10,312
Derivative financial assets	3,540	5,173
Derivative financial instruments	4,653	6,363
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(93)	(631)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(16)	14
Recurring fair value measurement | Investment property | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	5	7
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(4)	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	2	5
Recurring fair value measurement | Investment property | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	1	(1)
Recurring fair value measurement | Net derivatives financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(1,190)	(2,049)
Purchases, fair value measurement, assets (liabilities) net	(639)	(434)
Sales, fair value measurement, assets (liabilities) net	24	(2)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	83	437
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	388	431
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	313	537
Ending balance, Assets (liabilities) net	(1,113)	(1,190)
Recurring fair value measurement | Net derivatives financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(92)	(110)
Recurring fair value measurement | Net derivatives financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Trading portfolio liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(56)	(27)
Purchases, fair value measurement, liabilities	(367)	(23)
Sales, fair value measurement, liabilities	45	8
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	(27)
Transfers out of Level 3 of fair value hierarchy, liabilities	10	4
Ending balance, financial liabilities	(368)	(56)
Trading portfolio liabilities | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	9
Trading portfolio liabilities | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,042)	(404)
Purchases, fair value measurement, liabilities	(38)	(285)
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	(403)	(98)
Settlements, fair value measurement, liabilities	0	82
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(147)	(448)
Transfers out of Level 3 of fair value hierarchy, liabilities	459	40
Ending balance, financial liabilities	(1,212)	(1,042)
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(38)	70
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(3)	1
Interest rate derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,361
Ending balance, financial assets	2,211	2,361
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(2,858)
Ending balance, financial liabilities	(1,701)	(2,858)
Interest rate derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(497)	(260)
Purchases, fair value measurement, assets (liabilities) net	131	(217)
Sales, fair value measurement, assets (liabilities) net	(31)	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	58	54
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	326	431
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	436	(38)
Ending balance, Assets (liabilities) net	510	(497)
Interest rate derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	87	(467)
Interest rate derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Foreign exchange derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,513
Ending balance, financial assets	111	1,513
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,474)
Ending balance, financial liabilities	(91)	(1,474)
Foreign exchange derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	39	2
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	37	(6)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	11	0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(52)	16
Ending balance, Assets (liabilities) net	20	39
Foreign exchange derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(15)	27
Foreign exchange derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Credit derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	290
Ending balance, financial assets	241	290
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(603)
Ending balance, financial liabilities	(820)	(603)
Credit derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(313)	(386)
Purchases, fair value measurement, assets (liabilities) net	(351)	(4)
Sales, fair value measurement, assets (liabilities) net	56	(2)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(15)	57
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	51	11
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(5)	(12)
Ending balance, Assets (liabilities) net	(579)	(313)
Credit derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(2)	23
Credit derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Equity derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,009
Ending balance, financial assets	977	1,009
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,428)
Ending balance, financial liabilities	(2,041)	(1,428)
Equity derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(419)	(1,405)
Purchases, fair value measurement, assets (liabilities) net	(419)	(213)
Sales, fair value measurement, assets (liabilities) net	(1)	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	3	332
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	0	(11)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(66)	571
Ending balance, Assets (liabilities) net	(1,064)	(419)
Equity derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(162)	307
Equity derivatives | Recurring fair value measurement | Net derivatives financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Corporate debt | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,677
Ending balance, financial assets	1,568	1,677
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(49)
Ending balance, financial liabilities	(352)	(49)
Loans | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	9,390
Ending balance, financial assets	8,986	9,390
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Private equity investments | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	140
Ending balance, financial assets	145	140
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Other | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,356
Ending balance, financial assets	1,747	1,356
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(615)
Ending balance, financial liabilities	(711)	(615)
Reverse repurchase and repurchase agreements | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	37
Ending balance, financial assets	209	37
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(434)
Ending balance, financial liabilities	(517)	(434)
Trading portfolio assets | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	6,480	2,281
Purchases, fair value measurement, assets	3,394	8,068
Sales, fair value measurement, assets	(3,023)	(3,229)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(602)	(335)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	1,059	372
Transfers out of Level 3 of fair value hierarchy, assets	(810)	(331)
Ending balance, financial assets	6,509	6,480
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	11	(346)
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	595	389
Purchases, fair value measurement, assets	352	392
Sales, fair value measurement, assets	(146)	(182)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(220)	(18)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	56	87
Transfers out of Level 3 of fair value hierarchy, assets	(34)	(34)
Ending balance, financial assets	679	595
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	76	(39)
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	4,837	758
Purchases, fair value measurement, assets	1,425	7,009
Sales, fair value measurement, assets	(1,734)	(2,635)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(382)	(19)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	384	10
Transfers out of Level 3 of fair value hierarchy, assets	(27)	(22)
Ending balance, financial assets	4,469	4,837
Trading portfolio assets | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(34)	(264)
Trading portfolio assets | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,048	1,134
Purchases, fair value measurement, assets	1,617	667
Sales, fair value measurement, assets	(1,143)	(412)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(298)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	619	275
Transfers out of Level 3 of fair value hierarchy, assets	(749)	(275)
Ending balance, financial assets	1,361	1,048
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(31)	(43)
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	6,111	6,079
Purchases, fair value measurement, assets	3,877	9,257
Sales, fair value measurement, assets	(3,411)	(7,618)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,084)	(1,394)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	239	66
Transfers out of Level 3 of fair value hierarchy, assets	(376)	(39)
Ending balance, financial assets	5,368	6,111
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	26	(254)
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(14)	14
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,082	818
Purchases, fair value measurement, assets	39	405
Sales, fair value measurement, assets	(145)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(189)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(89)	0
Ending balance, financial assets	889	1,082
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	10	48
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(8)	0
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	4,553	4,947
Purchases, fair value measurement, assets	3,630	8,689
Sales, fair value measurement, assets	(3,263)	(7,559)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,017)	(1,201)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	213	49
Transfers out of Level 3 of fair value hierarchy, assets	(154)	(39)
Ending balance, financial assets	3,984	4,553
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	36	(333)
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(14)	0
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	140	148
Purchases, fair value measurement, assets	8	35
Sales, fair value measurement, assets	(2)	(59)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(6)	(3)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	145	140
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(8)	7
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	13	12
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	299	153
Purchases, fair value measurement, assets	34	128
Sales, fair value measurement, assets	(1)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(61)	(1)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	26	17
Transfers out of Level 3 of fair value hierarchy, assets	(133)	0
Ending balance, financial assets	141	299
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(18)	0
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(5)	2
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	37	13
Purchases, fair value measurement, assets	166	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	209	37
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	6	24
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	4	38
Purchases, fair value measurement, assets	733	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(3)	(32)
Total gains or losses recognised in OCI, assets	0	(2)
Transfers into Level 3 of fair value hierarchy, assets	42	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	776	4
Assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	0
Purchases, fair value measurement, assets	533
Sales, fair value measurement, assets	0
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0
Total gains or losses recognised in OCI, assets	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Ending balance, financial assets	533	0
Assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	4	38
Purchases, fair value measurement, assets	200	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(3)	(32)
Total gains or losses recognised in OCI, assets	0	(2)
Transfers into Level 3 of fair value hierarchy, assets	42	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	243	4
Assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	£ 0	£ 0